Average Annual Total Returns - AMG River Road Mid Cap Value Fund	May 24, 2021
CLASS N SHARES For Participants
Average Annual Return:
1 Year	3.87%
5 Years	6.20%
10 Years	7.65%
Since Inception		[1]
CLASS N SHARES For Participants | After Taxes on Distributions
Average Annual Return:
1 Year	2.53%
5 Years	4.65%
10 Years	5.98%
Since Inception		[1]
CLASS N SHARES For Participants | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	3.23%
5 Years	4.78%
10 Years	6.02%
Since Inception		[1]
CLASS I SHARES For Participants
Average Annual Return:
1 Year	4.12%
5 Years	6.46%
10 Years	7.92%
Since Inception		[1]
Class Z Shares For Participants
Average Annual Return:
1 Year	4.21%
5 Years
10 Years
Since Inception	1.20%	[1]
Inception Date	Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund’s Class Z shares on September 29, 2017.